Investment Property	12 Months Ended
Dec. 31, 2017
Disclosure Of Investment Property [Abstract]
Investment Property
16.	INVESTMENT PROPERTY.

The detail and changes in investment property during the years ended December 31, 2017 and 2016, are as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Properties	ThCh$	ThCh$	ThCh$
Balance at January 1, 2016	8,938,662	(787,675)	8,150,987
Depreciation expense	—	(22,465)	(22,465)
Balance at December 31, 2016	8,938,662	(810,140)	8,128,522
Depreciation expense	—	(22,465)	(22,465)
Other increases (decreases)	250,715	—	250,715
Balance at December 31, 2017	9,189,377	(832,605)	8,356,772

There were no investment properties disposed of during the periods ended December 31, 2017 and 2016.

Fair value measurement and hierarchy

As of December 31, 2017, the fair value of the Group’s investment properties was ThCh$9,758,782 (ThCh$11,567,758 as of December 31, 2016) which was determined using independent appraisals.

The fair value measurement for these investment properties was categorized as Level 3 within the fair value hierarchy.

For the years ended December 31, 2017, 2016 and 2015, the detail of income and expenses from investment properties is as follows:

	For the years ended December 31,
	2017	2016	2015
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Rental income from investment properties	192,719	167,429	163,660
Income from the sale of investment properties (*)	—	—	1,800,933
Direct operating expense from investment properties generating rental income	(78,367)	(71,339)	(163,767)
Direct operating expense from investment properties not generating rental income (*)	—	—	(337,770)
Total	114,352	96,090	1,463,056

(*)	See Note 3.h.

The Group has no repair, maintenance, acquisition, construction or development agreements that represent future obligations for the Group as of December 31, 2017 and 2016.

The Group has insurance policies to cover operational risks of its investment properties, as well as to cover legal claims against the Group that could potentially arise from exercising its business activity. Management considers that the insurance policy coverage is sufficient against the risks involved.